                                                  As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                      Registration No. 333-90328

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                          VARIABLE ANNUITY ACCOUNT NINE

                                SUPPLEMENT TO THE
              ALLIANCEBERNSTEIN OVATION VARIABLE ANNUITY PROSPECTUS
                                DATED MAY 3, 2004
         ALLIANCEBERNSTEIN OVATION ADVANTAGE VARIABLE ANNUITY PROSPECTUS
                                DATED MAY 3, 2004
          ALLIANCEBERNSTEIN OVATION ADVISOR VARIABLE ANNUITY PROSPECTUS
                                DATED MAY 3, 2004
           ALLIANCEBERNSTEIN OVATION PLUS VARIABLE ANNUITY PROSPECTUS
                                DATED MAY 3, 2004

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THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED DECEMBER 16, 2004.

The language in the Supplement dated December 16, 2004, is hereby deleted in its entirety.



Date:  January 12, 2005



                Please keep this Supplement with your Prospectus





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